UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • January 31, 2017 (unaudited)

PRINCIPAL AMOUNT IN (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgage (0.1%)
$92	Federal National Mortgage Association, Conventional Pool: (Cost $98,437)	2.836%		05/01/33	$97,626

	Agency Fixed Rate Mortgages (21.5%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
2		9.50		02/01/19	2,383
47		10.00		09/01/17–12/01/20	50,221
	Gold Pools:
2,557		3.50		01/01/44–06/01/45	2,623,784
1,981		4.00		12/01/41–10/01/45	2,082,372
1,552		4.50		03/01/41–09/01/41	1,673,641
193		5.00		12/01/40–05/01/41	213,191
29		5.50		07/01/37	32,263
32		6.00		12/01/37–03/01/38	36,196
51		6.50		06/01/29–09/01/33	57,264
87		7.50		04/01/20–05/01/35	103,459
42		8.00		08/01/32	50,293
67		8.50		08/01/31	81,207
10		10.00		10/01/21	10,550
	March TBA:
2,460	(a)	3.00		03/01/47	2,428,433
	Federal National Mortgage Association, Conventional Pools:
348		3.00		04/01/45	346,512
2,203		3.50		08/01/45–02/01/46	2,258,328
1,911		4.00		04/01/45–09/01/45	2,013,491
262		4.50		08/01/40–09/01/41	282,896
310		5.00		11/01/40–07/01/41	341,085
21		5.50		08/01/37	23,993
600		6.50		02/01/28–12/01/33	676,156
17		7.00		07/01/23–06/01/32	18,208
113		7.50		08/01/37	136,097
118		8.00		04/01/33	142,110
105		8.50		10/01/32	129,020
138		9.50		04/01/30	161,060
7		10.00		10/01/18	7,479
	February TBA:
660	(a)	2.50		02/01/32	660,052
450	(a)	3.00		02/01/32	461,707
1,260	(a)	3.50		02/01/47	1,287,661
	Government National Mortgage Association, Various Pools:
822		3.50		10/20/44–05/20/45	854,470
663		4.00		07/15/44	705,368
377		5.00		05/20/41	412,932
2		11.00		04/15/21	1,522
	Total Agency Fixed Rate Mortgages (Cost $20,371,031)				20,365,404

	Asset-Backed Securities (23.9%)
458	Apollo Aviation Securitization Equity Trust (b)	4.875		03/17/36	466,013
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
368		2.631	(c)	04/25/34	357,761
600		4.156	(c)	09/25/33	574,616
602	Bear Stearns Asset-Backed Securities I Trust	1.091	(c)	03/25/37	342,823
	Bear Stearns Asset-Backed Securities Trust
150		1.091	(c)	01/25/47	146,039

606		2.319	(c)	10/25/36	435,467
396	Blackbird Capital Aircraft Lease Securitization Ltd. (b)	4.213		12/16/41	395,624
600	Carrington Mortgage Loan Trust	1.011	(c)	05/25/36	523,811
348	Castle Aircraft SecuritizationTrust (b)	4.703		12/15/40	353,377
260	CDC Mortgage Capital Trust	1.391	(c)	01/25/33	242,681
800	Citicorp Residential Mortgage Trust	5.747		03/25/37	827,177
178	Countrywide Asset-Backed Certificates (b)	1.391	(c)	06/25/33	173,464
176	Credit-Based Asset Servicing and Securitization LLC	3.846	(c)	08/25/30	176,743
449	CWABS Asset-Backed Certificates Trust	0.996	(c)	10/25/46	391,431
480	CWABS, Inc. Asset-Backed Certificates	5.353		02/25/34	488,944
177	EMC Mortgage Loan Trust (b)	1.756	(c)	11/25/30	162,406
687	GMAT Trust (b)	4.25		09/25/20	689,330
201	GO Financial Auto Securitization Trust (b)	3.27		11/15/18	201,255
	Green Tree Agency Advance Funding Trust I
300	(b)	2.38		10/15/48	298,122
250	(b)	4.058		10/15/48	248,170
250	Invitation Homes 2015-SFR2 Trust (b)	3.918	(c)	06/17/32	251,890
	Invitation Homes Trust
800	(b)	4.518	(c)	06/17/31	801,521
550	(b)	5.518	(c)	08/17/32	560,911
1,612	KGS-Alpha SBA COOF Trust 2014-2, IO (b)	2.769	(c)	04/25/40	151,645
400	Labrador Aviation Finance Ltd. 2016-1A (b)	4.30		01/15/42	393,917
	Lehman ABS Manufactured Housing Contract Trust
164		3.70		04/15/40	166,704
500		6.63	(c)	04/15/40	541,465
97	Lehman Manufactured Housing Asset-Backed	6.635		07/15/28	99,246
399	Long Beach Mortgage Loan Trust	1.196	(c)	06/25/34	365,823
250	Mastr Asset Backed Securities Trust	3.246	(c)	09/25/34	243,369
400	MERIT Securities Corp.	7.323	(c)	12/28/33	416,545
383	Mid-State Capital Corp. Trust	7.758		01/15/40	423,320
	Nationstar HECM Loan Trust
300	(b)	3.598		06/25/26	301,594
870	(b)	4.115		11/25/25	863,171
600	(b)	4.36		02/25/26	596,898
406	(b)	6.657		11/25/25	401,100
500	(b)	7.385		02/25/26	496,345
210	New Century Home Equity Loan Trust	1.556	(c)	11/25/33	167,868
644	NRZ Excess Spread-Collateralized Notes (b)	5.683		07/25/21	644,307
	Oakwood Mortgage Investors, Inc.
871		7.405	(c)	06/15/31	374,654
198		7.72		04/15/30	209,881
390		7.84	(c)	11/15/29	388,018
500	OnDeck Asset Securitization Trust II LLC (b)	4.21		05/17/20	500,141
596	People’s Choice Home Loan Securities Trust	1.811	(c)	06/25/34	559,019
228	RMAT LLC (b)	4.826		06/25/35	227,083
517	Saxon Asset Securities Trust	8.41	(c)	05/25/29	513,924
622	Shenton Aircraft Investment I Ltd. (Cayman Islands)(b)	4.75		10/15/42	631,601
350	Silver Bay Realty Trust (b)	4.318	(c)	09/17/31	350,701
	Skopos Auto Receivables Trust
102	(b)	3.10		12/15/23	102,082
499	(b)	3.55		02/15/20	500,374
500	(b)	8.36		08/15/21	504,667
	SPS Servicer Advance Receivables Trust
400	(b)	2.53		11/16/48	399,341
325	(b)	2.92		07/15/47	325,174
55	Sunset Mortgage Loan Co., LLC (b)	3.721		11/16/44	55,343
500	Tricon American Homes Trust (b)	3.768	(c)	05/17/32	500,188
100	VOLT XIX LLC (b)	5.00		04/25/55	99,009
199	VOLT XXII LLC (b)	4.25		02/25/55	195,567

496	VOLT XXXIII LLC (b)	4.25		03/25/55	484,870
758	Washington Mutural Asset-Backed Certificates Trust	0.831	(c)	10/25/36	349,913
	Total Asset-Backed Securities (Cost $22,472,735)				22,654,443

	Collateralized Mortgage Obligations - Agency Collateral Series (7.9%)
	Federal Home Loan Mortgage Corporation
454	(b)	3.389	(c)	07/25/22	447,777
	IO
6,661		0.70	(c)	10/25/20	141,121
3,064		0.952	(c)	01/25/31	276,936
2,544		1.32	(c)	04/25/17	4,539
2,698		1.343	(c)	11/25/19	78,603
	IO REMIC
549		1.898	(c)	10/15/41	34,232
1,039		1.906	(c)	10/15/39	64,121
1,215		1.974	(c)	04/15/39	77,924
1,736		1.983	(c)	08/15/42	114,308
3,640		2.004	(c)	09/15/41	200,525
3,100		2.073	(c)	10/15/40	186,775
447		4.00		04/15/39	54,364
192		5.00		08/15/41	28,438
1,868		5.233	(c)	11/15/43–06/15/44	321,958
418		5.283	(c)	04/15/39	43,643
	IO STRIPS
6,910		1.653	(c)	10/15/37	341,898
166		7.00		06/01/30	41,921
190		7.50		12/01/29	55,023
	REMIC
45		6.532	(d)	10/15/43	47,957
269		9.944	(d)	12/15/43	278,038
	Federal National Mortgage Association,
	IO
1,910		5.619	(c)	09/25/20	240,144
	IO REMIC
6,349		1.649		03/25/46	383,791
2,916		1.744	(c)	05/15/38	183,379
2,466		2.104	(c)	10/25/39	153,053
2,353		2.32	(c)	03/25/44	176,304
1,379		3.50		02/25/39	142,007
1,188		4.879	(c)	11/25/41	157,523
1,525		5.279	(c)	06/25/42	284,403
801		5.779	(c)	08/25/41	122,645
	IO STRIPS
60		7.00		11/25/27	10,665
147		8.00		05/25/30–06/25/30	45,060
88		8.50		10/25/24	19,355
	REMIC
115		1.971	(c)	12/25/23	118,255
71		6.715	(c)	04/25/39	73,056
	Government National Mortgage Association,
	IO
3,380		0.82	(c)	08/20/58	91,481
5,475		3.50		06/20/41–11/20/42	1,071,481
840		4.50		05/20/40	110,339
169		5.00		05/20/39–02/16/41	28,877
987		5.223	(c)	08/20/42	183,230
566		5.283	(c)	11/16/40	104,608
1,279		5.323	(c)	04/20/41–08/20/42	229,279
1,004		5.363	(c)	12/20/43	204,112
828		5.523	(c)	09/20/43	147,319
546		5.783	(c)	08/16/34	102,409

		IO PAC
	170		5.00		10/20/40	22,992
	795		5.273	(c)	01/20/40	49,038
	1,625		5.373	(c)	10/20/41	180,642
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $5,190,225)				7,475,548

		Commercial Mortgage-Backed Securities (11.4%)
		BAMLL Commercial Mortgage Securities Trust
	381	(b)	3.296	(c)	12/15/29	358,352
	185	(b)	6.268	(c)	12/15/31	173,764
	133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	108,870
	350	BBCMS Trust (b)	4.284	(c)	09/10/28	329,384
		Citigroup Commercial Mortgage Trust
	220		4.571	(c)	09/10/58	216,777
		IO
	4,511		0.975	(c)	09/10/58	278,987
		COMM Mortgage Trust
	388		3.797	(c)	08/10/48	312,215
	100	(b)	4.737	(c)	07/15/47	86,377
	389	(b)	4.751	(c)	12/10/23	369,443
	311	(b)	4.905	(c)	04/10/47	279,745
		IO
	1,603		0.982	(c)	10/10/47	68,512
		Commercial Mortgage Pass-Through Certificates
	187	(b)	4.602	(c)	02/10/47	171,745
		IO
	3,222		0.836	(c)	02/10/47	106,672
	64	Commercial Mortgage Trust	5.475		03/10/39	63,871
	1,685	COOF Securitization Trust II, IO (b)	2.167	(c)	08/25/41	163,306
	250	CSMC Trust (b)	3.967	(c)	03/15/28	250,189
EUR	193	Deco Ltd. (Ireland)(b)	4.50	(c)	11/07/24	210,129
		GS Mortgage Securities Trust
$450			3.345		07/10/48	356,510
	100	(b)	4.529	(c)	09/10/47	80,366
	370	(b)	4.764	(c)	08/10/46	359,640
		IO
	2,025		0.86	(c)	09/10/47	91,714
	3,286		1.154	(c)	04/10/47–02/10/48	187,210
	400	HILT Mortgage Trust (b)	4.454	(c)	07/15/29	383,176
		JP Morgan Chase Commercial Mortgage Securities Trust
	390	(b)	4.572	(c)	07/15/47	312,387
	886		5.464	(c)	12/12/43–01/15/49	883,966
		IO
	1,882		0.826	(c)	12/15/49	94,929
		JPMBB Commercial Mortgage Securities Trust
	188	(b)	4.66	(c)	08/15/47	160,346
	267	(b)	4.667	(c)	04/15/47	236,348
		IO
	4,510		0.962	(c)	01/15/47	202,683
	3,364	KGS-Alpha SBA COOF Trust, IO (b)	2.713	(c)	07/25/41	436,204
		LB-UBS Commercial Mortgage Trust
	587		6.175	(c)	07/15/40	591,375
	200		6.247	(c)	09/15/45	201,612
	496	TRU Trust (b)	3.017	(c)	11/15/30	498,080
	195	Velocity Commercial Capital Loan Trust	2.556	(c)	10/25/46	195,424
		Wells Fargo Commercial Mortgage Trust
	306	(b)	3.153		09/15/57	214,652
	335	(b)	3.938		08/15/50	279,388
		WF-RBS Commercial Mortgage Trust
	500	(b)	3.692		11/15/47	321,722
	500	(b)	3.907	(c)	09/15/57	387,373
	201	(b)	3.986		05/15/47	154,810

150		(b)	4.136	(c)	05/15/45	140,008
500		(b)	4.48	(c)	08/15/46	450,401
		Total Commercial Mortgage-Backed Securities (Cost $10,907,362)				10,768,662

		Mortgages - Other (33.5%)
		Adjustable Rate Mortgage Trust
252			3.142	(c)	02/25/36	219,854
346			3.252	(c)	04/25/35	320,363
GBP	361	Alba PLC (United Kingdom)	0.741	(c)	11/25/42	403,587
		Alternative Loan Trust
$494			0.961	(c)	11/25/46	411,679
188			5.50		02/25/25–01/25/36	169,295
157			35.393	(d)	05/25/37	259,534
552		Alternative Loan Trust Resecuritization	6.25		08/25/37	468,163
		American Home Mortgage Investment Trust
280		(b)	6.60		01/25/37	153,400
		IO
1,336			2.078		05/25/47	234,330
		Banc of America Alternative Loan Trust
450			1.221	(c)	11/25/36	310,812
482			5.50		10/25/35	471,389
416			6.50		05/25/46	387,738
206		Banc of America Funding Trust	5.25		07/25/37	206,827
		Banc of America Mortgage Trust
5			5.25		11/25/19	5,018
289			5.50		04/25/35	292,777
897		Bear Stearns Asset-Backed Securities I Trust	23.151	(d)	03/25/36	826,482
8,562		Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	225,343
152		CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	146,191
207		Citigroup Mortgage Loan Trust (b)	6.50		10/25/36	155,256
GBP	250	Clavis Securities PLC (United Kingdom)	0.823	(c)	12/15/40	249,450
		Credit Suisse European Mortgage Capital Ltd., (Ireland)
EUR	525	(b)	2.75	(c)	04/20/20	549,627
		IO (Ireland)
525		(b)	0.25		04/20/20	3,683
		Credit Suisse First Boston Mortgage Securities Corp.
1,216			1.491	(c)	05/25/34–06/25/34	1,120,694
497			4.071	(c)	02/25/32	450,782
576			6.50		11/25/35	229,838
145		CSMC Mortgage-Backed Trust	6.603	(c)	08/25/37	101,340
		CSMC Trust
500		(b)	4.682	(c)	11/25/57	493,106
345		(b)	4.806	(c)	08/25/62	339,213
EUR	372	Eurosail BV (Netherlands)	1.173	(c)	10/17/40	401,820
GBP	400	Eurosail PLC (United Kingdom)	1.327	(c)	06/13/45	463,985
		Fannie Mae Connecticut Avenue Securities
$500			5.171	(c)	01/25/24	546,104
324			5.671	(c)	11/25/24	357,703
300			5.771	(c)	07/25/25	328,428
GBP	190	Farringdon Mortgages No. 2 PLC (United Kingdom)	1.857	(c)	07/15/47	225,265
$297		First Horizon Alternative Mortgage Securities Trust	5.50		04/25/35	283,809
334		First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	318,082
EUR	623	Fondo de Titulizacion de Activos UCI 16 (Spain)	0.00	(c)	06/16/49	555,450
544		Fondo de Titulizacion de Activos UCI 17 (Spain)	0.00	(c)	12/17/49	457,620
		Freddie Mac Structured Agency Credit Risk Debt Notes
$500			4.371	(c)	04/25/24	527,439
950			4.771	(c)	08/25/24	1,011,469
		Freddie Mac Whole Loan Securities Trust
337			3.00		09/25/45	326,262

196			3.50		07/25/46	197,686
		GreenPoint Mortgage Funding Trust
145			0.931	(c)	02/25/37	132,121
387			0.951	(c)	01/25/37	314,080
EUR	990	Grifonas Finance PLC (Greece)	0.088	(c)	08/28/39	814,140
		GSR Mortgage Loan Trust
$65			1.021	(c)	03/25/35	56,121
948			3.856	(c)	12/25/34	918,921
13			5.50		11/25/35	13,033
157		HarborView Mortgage Loan Trust	0.959	(c)	01/19/38	137,622
EUR	1,186	IM Pastor 3 FTH (Spain)	0.00	(c)	03/22/43	1,023,609
147		IM Pastor 4 FTA (Spain)	0.00	(c)	03/22/44	131,076
$345		Impac CMB Trust	1.566	(c)	10/25/34	323,921
668		JP Morgan Alternative Loan Trust	0.931	(c)	10/25/36	594,444
		JP Morgan Mortgage Trust
285		(b)	2.505	(c)	07/27/37	270,323
		PAC
326			6.00		04/25/36	341,353
		Lehman Mortgage Trust
92			5.50		11/25/35	86,043
295			6.00		06/25/37	179,059
667			6.50		09/25/37	498,534
EUR	443	Ludgate Funding PLC (United Kingdom)	0.106	(c)	12/01/60	381,594
1,150		Lusitano Mortgages No. 5 PLC (Portugal)	0.00	(c)	07/15/59	963,680
GBP	281	Mansard Mortgages Parent Ltd. (United Kingdom)	0.657	(c)	04/15/49	309,963
450		Marble Arch Residential Securitisation No. 4 Ltd. (United Kingdom)	0.665	(c)	03/20/40	543,367
$191		MASTR Adjustable Rate Mortgages Trust	3.061	(c)	02/25/36	177,414
		MASTR Alternative Loan Trust
231			6.00		05/25/33	241,386
126			6.25		07/25/36	107,979
574		MERIT Securities Corp. (b)	3.026	(c)	09/28/32	478,484
62		Merrill Lynch Mortgage Investors Trust	1.748	(c)	04/25/29	60,550
		Money Partners Securities 3 PLC, (United Kingdom)
EUR	450		4.234	(c)	09/14/39	512,557
GBP	412		5.176	(c)	09/14/39	548,454
243		Money Partners Securities 4 PLC (Ireland)	5.173	(c)	03/15/40	316,961
$281		Morgan Stanley Dean Witter Capital I, Inc. Trust	2.417	(c)	03/25/33	258,567
GBP	321	Newgate Funding (United Kingdom)	3.373	(c)	12/15/50	376,468
		Paragon Mortgages No. 13 PLC, (United Kingdom)
EUR	500		0.053	(c)	01/15/39	461,910
GBP	200		0.757	(c)	01/15/39	214,878
500			1.157	(c)	01/15/39	529,158
200		Paragon Mortgages No. 22 PLC (United Kingdom)	2.023	(c)	09/15/42	247,688
		RALI Trust
$462			1.471	(c)	12/25/33	405,846
296			5.50		04/25/22	300,955
1,024			6.00		05/25/36–11/25/36	868,769
337		RBSSP Resecuritization Trust (b)	16.003	(c)	09/26/37	479,697
EUR	717	ResLoC UK PLC (United Kingdom)	0.134	(c)	12/15/43	613,613
$163		Structured Adjustable Rate Mortgage Loan Trust	3.125	(c)	06/25/37	151,629
		Structured Asset Mortgage Investments II Trust
195			1.001	(c)	05/25/45	172,553
193			1.295	(c)	04/19/35	176,903
288		Structured Asset Securities Corp. Trust	1.021	(c)	07/25/35	258,579
		Washington Mutual Mortgage Pass-Through Certificates Trust
281			1.356	(c)	04/25/47	229,422
476			1.556	(c)	08/25/46	322,142
		Total Mortgages - Other (Cost $30,696,273)				31,752,459

	Short-Term Investments (6.8%)
	U.S. Treasury Securities (0.8%)
	U.S. Treasury Bills
427	(e)(f)	0.406	03/23/17	426,763
10	(e)(f)	0.466	03/23/17	9,994
15	(e)(f)	0.483	03/23/17	14,990
10	(e)(f)	0.488	03/23/17	9,993
10	(e)(f)	0.489	03/23/17	9,993
10	(e)(f)	0.493	03/23/17	9,993
74	(e)(f)	0.509	03/23/17	73,949
80	(e)(f)	0.51	03/23/17	79,944
20	(e)(f)	0.51	03/23/17	19,986
45	(e)(f)	0.521	03/23/17	44,968
25	(e)(f)	0.523	03/23/17	24,982
	Total U.S. Treasury Securities (Cost $725,555)			725,555

NUMBER OF SHARES (000)
	Investment Company (6.0%)
5,696	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $5,696,043)		5,696,043
	Total Short-Term Investments (Cost $6,421,598)		6,421,598

	Total Investments (Cost $96,157,661) (h)(i)(j)	105.1%	99,535,740
	Liabilities in Excess of Other Assets	(5.1)	(4,870,229)
	Net Assets	100.0%	$94,665,511

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2017.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2017.
(e)	Rate shown is the yield to maturity at January 31, 2017.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2017, advisory fees paid were reduced by $2,108 relating to the Fund’s investment in the Liquidity Funds.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2017, the Fund did not engage in any cross-trade transactions.

(i)	Securities are available for collateral in connection with purchase on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(j)

At January 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,600,644 and the aggregate gross unrealized depreciation is $1,222,565 resulting in net unrealized appreciation of $3,378,079.

Foreign Currency Forward Exchange Contracts Open at January 31, 2017:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group		$1,333	EUR	1,255	02/03/17	$21
Australia and New Zealand Banking Group		$35,739	EUR	33,405	02/03/17	323
Australia and New Zealand Banking Group		$9,502	GBP	7,821	02/03/17	337
Australia and New Zealand Banking Group		$6,276	GBP	5,083	02/03/17	118
Barclays Bank PLC		$13,106	EUR	12,206	02/03/17	70
Citibank NA	EUR	6,004,598	$6,231,842		02/03/17	(250,334)
Citibank NA		$4,050,420	GBP	3,247,871	02/03/17	35,460
Goldman Sachs International	GBP	3,168,572	$3,881,377		02/03/17	(104,743)
UBS AG	GBP	92,203	$114,884		02/03/17	(1,109)
UBS AG		$6,370,305	EUR	5,957,732	02/03/17	61,278
Citibank NA	GBP	3,247,871	$4,052,469		03/03/17	(35,456)
UBS AG	EUR	5,957,732	$6,377,049		03/03/17	(61,295)
	Net Unrealized Depreciation					$(355,330)

Futures Contracts Open at January 31, 2017:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
115	Long	U.S. Treasury 10 yr. Note, Mar-17	$14,313,906	$30,898
70	Long	U.S. Treasury 5 yr. Note, Mar-17	8,250,703	7,204
40	Long	U.S. Treasury Long Bond, Mar-17	6,033,750	(24,688)
24	Long	U.S. Treasury 10 yr. Ultra Long Bond, Mar-17	3,219,750	19,688
8	Long	U.S. Treasury Ultra Bond, Mar-17	1,285,500	(6,814)
45	Short	U.S. Treasury 2 yr. Note, Mar-17	(9,755,859)	(2,109)
		Net Unrealized Appreciation		$24,179

Interest Rate Swap Agreements Open at January 31, 2017:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co., LLC*	$3,471	3 Month LIBOR	Receive	1.14%	07/23/17	$(1,198)
Morgan Stanley & Co., LLC*	1,600	3 Month LIBOR	Receive	2.28	12/08/26	11,214
Morgan Stanley & Co., LLC*	1,580	3 Month LIBOR	Receive	2.48	12/21/26	(16,619)
		Net Unrealized Depreciation				$(6,603)

*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations:

EUR	Euro.
GBP	British Pound.

PORTFOLIO COMPOSITION** as of 01/31/17	Percentage of Total Investments
Mortgages - Other	31.9%
Asset-Backed Securities	22.8
Agency Fixed Rate Mortgages	20.5
Commercial Mortgage-Backed Securities	10.8
Collateralized Mortgage Obligations - Agency Collateral Series	7.5
Short-Term Investments	6.4
Agency Adjustable Rate Mortgages	0.1
100.0%

**          Does not include open long/short futures contracts with an underlying face amount of $42,859,468 with net unrealized appreciation of $24,179. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $355,330 and does not include open swap agreements with net unrealized depreciation of $6,603.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments • January 31, 2017 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$97,626	$—	$97,626
Agency Fixed Rate Mortgages	—	20,365,404	—	20,365,404
Asset-Backed Securities	—	22,654,443	—	22,654,443
Collateralized Mortgage Obligations - Agency Collateral Series	—	7,475,548	—	7,475,548
Commercial Mortgage-Backed Securities	—	10,768,662	—	10,768,662
Mortgages - Other	—	31,752,459	—	31,752,459
Total Fixed Income Securities	—	93,114,142	—	93,114,142
Short-Term Investments
U.S. Treasury Securities	—	725,555	—	725,555
Investment Company	5,696,043	—	—	5,696,043
Total Short-Term Investments	5,696,043	725,555	—	6,421,598
Foreign Currency Forward Exchange Contracts	—	97,607	—	97,607
Futures Contracts	57,790	—	—	57,790
Interest Rate Swap Agreement	—	11,214	—	11,214
Total Assets	5,753,833	93,948,518	—	99,702,351
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(452,937)	—	(452,937)
Futures Contracts	(33,611)	—	—	(33,611)
Interest Rate Swap Agreements	—	(17,817)	—	(17,817)
Total Liabilities	(33,611)	(470,754)	—	(504,365)
Total	$5,720,222	$93,477,764	$—	$99,197,986

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 21, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 21, 2017